Income Taxes (Tables)	12 Months Ended
Dec. 27, 2014
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit)

Income tax expense for the fiscal years 2014, 2013 and 2012 consists of the following (in thousands):

	Year ended
	December 27, 2014	December 28, 2013	December 29, 2012
Current expense
Federal	$6,068	$4,936	$3,745
State	606	424	337
Foreign	168	50	37
Deferred expense (benefit)
Federal	(1,430)	(860)	(1,051)
State	(100)	(57)	(68)

	$5,312	$4,493	$3,000

Reconciliation of Differences Between Federal Statutory and Effective Income Tax Rate

A reconciliation of income tax at the United States federal statutory tax rate (using a statutory tax rate of 34% and 35% as appropriate) to income tax expense for fiscal years 2014, 2013 and 2012 in dollars is as follows (in thousands):

	Year ended
	December 27, 2014	December 28, 2013	December 29, 2012
Expected income tax expense at statutory rate	$4,943	$4,088	$2,237
Permanent differences	53	55	635
State tax expense, net of federal benefit	15	(62)	(35)
Foreign tax expense	168	50	37
Foreign tax credits	(168)	(50)	(37)
Increase in unrecognized tax benefit	28	33	28
Valuation allowance	306	299	198
Other	(33)	80	(63)

Income tax expense	$5,312	$4,493	$3,000

Significant Deferred Tax Assets and Liabilities

The components of deferred tax assets (liabilities) are as follows (in thousands):

	December 27, 2014	December 28, 2013
Deferred tax assets:
Inventories	$9	$9
Deferred revenue	3,252	2,476
Accounts receivable	40	48
Gift card liability	30	21
Property and equipment	241	295
Equity compensation	703	583
Deferred rent	277	155
Advertising fund	499	198
Employee benefits	46	44
Intangible assets	781	984
Other	51	60
NOL/credits	734	443
Valuation allowance	(799)	(493)

	5,864	4,823
Deferred tax liabilities:
Intangible assets	(19,706)	(20,195)

	$(13,842)	$(15,372)

Unrecognized Tax Benefits

The current and non-current components of net deferred tax assets (liabilities) are as follows (in thousands):

	December 27, 2014	December 28, 2013
Deferred tax assets:
Current	$1,408	$833
Non-current	4,456	3,990

Net deferred tax asset	5,864	4,823

Deferred tax liabilities:
Current	—	—
Non-current	(19,706)	(20,195)

Net deferred tax liability	(19,706)	(20,195)

Net deferred tax asset/(liability)	$(13,842)	$(15,372)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Balance as of December 31, 2011	$613
Additions for tax positions of prior years	—
Expiration of statute of limitations	(580)
Additions for tax positions of current year	28
Subtractions for tax positions of current year	—

Balance as of December 29, 2012	61
Additions for tax positions of prior years	—
Subtractions for tax positions of prior years	—
Additions for tax positions of current year	33
Subtractions for tax positions of current year	—

Balance as of December 28, 2013	94
Additions for tax positions of prior years	—
Subtractions for tax positions of prior years	—
Additions for tax positions of current year	35
Subtractions for tax positions of current year	—

Balance as of December 27, 2014	$129